Restructuring Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Change in Restructuring Accruals

The change in our restructuring accruals, included in other current liabilities, is as follows (in thousands):

	Employee Termination Benefits
	Travelocity	Technology Organization	Total
Balance as of December 31, 2013	$17,731	$8,163	$25,894
Charges	2,102	—	2,102
Adjustments	(3,938)	(914)	(4,852)
Payments	(9,261)	(6,877)	(16,138)

Balance as of September 30, 2014	$6,634	$372	$7,006

The roll forward of our restructuring accruals, included in other current liabilities, is as follows:

	Employee Termination Benefits
	Travelocity	Technology Organization	Total
	(Amounts in thousands)
Charges	$17,956	$8,163	$26,119
Payments	225	—	225

Restructuring liability at December 31, 2013	$17,731	$8,163	$25,894